CONCENTRATION OF RISK (Tables)	3 Months Ended
Mar. 31, 2022
CONCENTRATION OF RISK
Schedules of Concentration of Risk
Revenues from each major customer (including engineering services revenue from the JV) as % of total revenue are summarized in the following table for the three months ended March 31, 2022:

	Three Months Ended March 31,
	2022	2021
Major Customer 1	77%	26%
Major Customer 2	5%	22%
Total Major Customers	82%	48%
Joint Venture	1%	42%
Total Major Customers	83%	90%
Accounts receivable from each major customer (including the JV) as % of total accounts receivable as of March 31, 2022 and December 31, 2021 are summarized in the following table:

	March 31, 2022	December 31, 2021
Major Customer 1	73%	48%
Major Customer 2	11%	16%
Joint Venture	—%	1%
Total Major Customers	84%	65%